Subsequent Events	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

On December 1, 2020, pursuant to a Securities Purchase Agreement dated October 30, 2020, ABRAR Investments Pty Ltd purchased 250,000,000 shares of the Company’s common stock and 1,000 shares of the Company’s Series A preferred stock (the “Purchased Shares”) from Barbara M. Bauman for $135,000. The Purchased Shares represented approximately 70% of the Company’s issued and outstanding shares of Common Stock. In connection with the closing of the transaction and in accordance with the Agreement, the Board appointed Mr. Agim Metalla to fill vacancy on the Company’s Board of Directors caused by the resignation of Ms. Bauman. In addition, Mr. Shilow Shaffier appointed CEO, President, CFO and secretary of the Company.

On December 1, 2020, as consideration for redemption of 1,000 shares of Series A Preferred Stock, the Company issued to ABRAR Investments Pty Ltd, the Shareholder, 1,000,000 shares of Common Stock, concurrently with and upon the Shareholder returning the Series A Preferred Stock to the Company. The Series A Preferred Stock was returned to the Company and cancelled.

The Company has evaluated events occurring from October 31, 2020 through the date these financial statements were issued and determined there are no additional events requiring disclosure.

NOTE 7 – SUBSEQUENT EVENTS

On August 10, 2020, the Company issued 250,000,000 shares of common stock to Barbara McIntyre Bauman for consulting services totaling $135,000.

On September 24, 2020, Barbara McIntyre Bauman paid additional expenses on behalf of the Company totaling $3,500.

On December 1, 2020, pursuant to a Securities Purchase Agreement dated October 30, 2020, ABRAR Investments Pty Ltd purchased 250,000,000 shares of the Company’s common stock and 1,000 shares of the Company’s Series A preferred stock for $135,000 (the “Purchased Shares”) from Barbara M. Bauman. The Purchased Shares represented approximately 70% of the Company’s issued and outstanding shares of Common Stock. In connection with the closing of the transaction and in accordance with the Agreement, the Board appointed Mr. Agim Metalla to fill vacancy on the Company’s Board of Directors caused by the resignation of Ms. Bauman. In addition, Mr. Shilow Shaffier appointed CEO, President, CFO and secretary of the Company.

Also on December 1, 2020, as consideration for redemption of 1,000 shares of Series A Preferred Stock, the Company issued to ABRAR Investments Pty Ltd, the Shareholder, 1,000,000 shares of Common Stock, concurrently with and upon the Shareholder returning the Series A Preferred Stock to the Company. The Series A Preferred Stock was returned to the Company and cancelled.

The Company has evaluated events occurring from the July 31, 2020 through the date these financial statements were issued and determined there are no additional events requiring disclosure.